Unaudited Condensed Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net loss	$ (10,180,305)	$ (10,869,850)	$ (14,065,948)	$ (12,446,216)
Reconciliation of net loss to net cash used in operating activities
Depreciation and amortization expense	13,365	18,839	24,902	23,690
Operating lease expense	69,185	61,917	83,707	85,179
Gain on settlement of accounts payable				(117,393)
Loss on the extinguishment of debt				988,884
Warrants issued for services			497,076	75,267
Stock-based compensation	1,261,528	885,895	484,947	56,411
Bad debt expense	453	23,109	31,295
Changes in operating assets and liabilities:
Accounts receivable	(6,668)	(279,443)	(161,237)	2,123
Accounts receivable - related party	93,941	94,687	128,198	(274,501)
Prepaid assets	(159,079)
Other current assets	(14,194)	6,972	(584)	12,668
Operating lease liability	(66,842)	(54,930)	(75,061)	(80,170)
Accounts payable and accrued expenses	741,694	320,315	611,991	(540,730)
Accounts payable and accrued expenses - related party	261,704	(102,887)	55,669	1,004,415
Deferred revenue	(98,708)	(62,788)	52,754	(97,547)
Net cash used in operating activities	(8,083,926)	(9,958,164)	(12,332,291)	(11,307,920)
Cash flows from investing activities:
Purchase of property and equipment	(16,064)	(21,622)	(26,882)	(1,647)
Net cash used in investing activities	(16,064)	(21,622)	(26,882)	(1,647)
Cash flows from financing activities:
Proceeds from issuance of Class A common stock	2,700,000	3,400,000	4,400,000	5,150,000
Proceeds from Class A common stock subscriptions		1,000,000
Proceeds from issuance of Class A common stock - related party			1,500,000
Payments on finance lease		(546)	(546)	(1,514)
Proceeds from notes payable - related party	80,991
Proceeds from convertible note payable - related party	4,889,052	1,625,000	2,952,000	2,075,000
Repayments on revolving convertible note payable - related party		(1,161,445)
Proceeds from revolving convertible note payable - related party				8,320,000
Repayments on convertible note payable - related party			(1,161,445)	(650,000)
Net cash provided by financing activities	7,670,043	4,863,009	7,690,009	14,893,486
Net change in cash	(429,947)	(5,116,777)	(4,669,164)	3,583,919
Cash, beginning of period	549,249	5,218,413	5,218,413	1,634,494
Cash, end of period	119,302	101,636	549,249	5,218,413
Non-cash investing and financing activities:
D&O insurance policy financing	143,949
Shares issued to settle common stock subscriptions	$ 4,076,051		778	18,658,854
Settlement of debt through common share subscriptions - related party				870,174
Settlement of debt and accounts payable through common share subscriptions				15,549,796
Right of use asset acquired during the period				497,868
Series A Preferred Stock issued for Cancellation of Class A common stock				115,000,000
Remeasurement of Series A Preferred Shares to redemption value				5,000,000
Reclassification of Series A temporary equity to stockholder’s equity			$ 120,000,000